Nationwide Life Insurance Company	Nationwide Life and Annuity Insurance Company

• Nationwide Variable Account-II	• Nationwide VA Separate Account-B

• Nationwide Variable Account-7

• Nationwide Variable Account-8

• Nationwide Variable Account-9

• Nationwide Variable Account-14

Prospectus supplement dated March 15, 2013 to

ElitePRO Classic and ElitePRO LTD prospectus dated May 1, 2003;

America’s Vision Annuity, America’s Vision Plus Annuity, and BOA Exclusive prospectus dated May 1, 2004;

BOA TruAccord Variable Annuity and Nationwide Enterprise The Best of America Annuity (NEBA) prospectus dated May 1, 2008;

Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010; and

America’s Future Horizon Annuity, America’s Horizon Annuity, BOA Achiever Annuity, BOA All American Annuity, BOA America’s Exclusive Annuity II, BOA America’s Future Annuity, BOA America’s FUTURE Annuity II, BOA America’s Income Annuity, BOA America’s VISION Annuity, BOA Choice Annuity, BOA Choice Venue Annuity, BOA Choice Venue Annuity II, BOA Elite Venue Annuity, BOA Future Venue Annuity, BOA IV, BOA V, Compass All American Gold, Key All American Gold, Key Future, M&T All American Gold, Nationwide Destination All American Gold, Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination B, Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination C, Nationwide Destination EV, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination L, Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator, Nationwide Destination Navigator (2.0), Nationwide Destination Navigator (New York), Nationwide Destination Navigator NY (2.0), Nationwide Heritage Annuity, NEA Valuebuilder Future, NEA Valuebuilder Select, Paine Webber Choice Annuity, Schwab Income Choice Variable Annuity, and Wells Fargo Gold Variable Annuity prospectus dated May 1, 2012

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective on or about April 1, 2013, Morgan Stanley Investment Management Inc. will no longer be a sub-adviser for the Nationwide Variable Insurance Trust – NVIT Real Estate Fund and will be replaced by Brookfield Investment Management Inc.

Effective on or about April 1, 2013, Waddell & Reed Investment Management Company will no longer be a sub-adviser for the Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Growth Fund and will be replaced by Wellington Management Company, LLP. OppenheimerFunds, Inc. will continue to be a sub-adviser to the Fund.

GWP-0421

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